INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (1)	Other (1)	Total
Gross carrying amount
Balance at January 1, 2024	$2,880	$15,091	$3,074	$3,070	$1,127	$25,242
Additions	113	—	183	10	67	373
Acquisitions through business combinations	—	9	11	1	—	21
Dispositions	(1)	(255)	(153)	(69)	(118)	(596)
Foreign currency translation	(734)	(303)	(118)	(114)	(22)	(1,291)
Balance at December 31, 2024	$2,258	$14,542	$2,997	$2,898	$1,054	$23,749
Additions	131	—	154	9	75	369
Acquisitions through business combinations (2)	—	504	103	199	1	807
Dispositions (3)	(1)	(2)	(32)	(1)	(159)	(195)
Assets reclassified as held for sale	—	(96)	(22)	(124)	(6)	(248)
Foreign currency translation	283	463	127	168	88	1,129
Balance at December 31, 2025	$2,671	$15,411	$3,327	$3,149	$1,053	$25,611
Accumulated amortization and impairment
Balance at January 1, 2024	$(469)	$(2,720)	$(881)	$(207)	$(119)	$(4,396)
Amortization and impairment expense	(108)	(949)	(391)	(73)	(69)	(1,590)
Dispositions	1	141	77	41	29	289
Foreign currency translation	123	85	39	8	10	265
Balances at December 31, 2024	$(453)	$(3,443)	$(1,156)	$(231)	$(149)	$(5,432)
Amortization and impairment expense	(109)	(1,004)	(386)	(62)	(47)	(1,608)
Dispositions (3)	1	—	27	1	79	108
Assets reclassified as held for sale	—	34	17	47	4	102
Foreign currency translation	(57)	(130)	(56)	(14)	(11)	(268)
Balance at December 31, 2025	$(618)	$(4,543)	$(1,554)	$(259)	$(124)	$(7,098)
Net book value
December 31, 2024	$1,805	$11,099	$1,841	$2,667	$905	$18,317
December 31, 2025	$2,053	$10,868	$1,773	$2,890	$929	$18,513
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(1)Brands and trademarks include indefinite life intangible assets with a carrying value of $2,401 million (2024: $2,071 million) primarily in the partnership’s infrastructure services and industrials segments. Other includes indefinite life intangible assets with a carrying value of $331 million (2024: $307 million) associated with the partnership’s contractual rights to manage certain perpetual open-ended investment funds within the partnership’s Australian asset manager and lender.
(2)See Note 3 for additional information.
(3)Includes the deconsolidation of the partnership’s healthcare services operation. See Note 17(b)(i) for additional information.

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$12,239	$14,129
Acquisitions through business combinations (1)	736	50
Impairment (2)	(85)	(793)
Dispositions (3)	(157)	(638)
Assets reclassified as held for sale	—	14
Foreign currency translation	577	(523)
Balance at end of year	$13,310	$12,239
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(1)See Note 3 for additional information.
(2)Includes a goodwill impairment of $71 million at the partnership’s solar power solutions for the year ended December 31, 2025 (2024: $661 million at the partnership’s healthcare services).
(3)See Note 8 and Note 14 for additional information.